Cash and Cash Equivalents (Details Textual)	Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	1.22%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	1.40%